CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 15,048	$ 788
Cost of revenues	(3,194)	(130)
Gross profit	11,854	658
Operating expenses:
Sales and marketing expenses	(13,279)	(3,430)
Product development expenses	(2,865)	(135)
General and administrative expenses	(8,068)	(1,685)
Total operating expenses	(24,212)	(5,250)
Loss from operations	(12,358)	(4,592)
Interest income	27	282
Other income/(expenses), net	(453)	219
Loss before income tax	(12,784)	(4,091)
Income tax expenses	(60)	(100)
Net loss from continuing operations	(12,844)	(4,191)
Net income/(loss) from discontinued operations, net of income tax	(29,712)	22,929
Net income/(loss), all attributable to the Company's ordinary shareholders	$ (42,556)	$ 18,738
Weighted average number of ordinary shares used in computing basic income/(loss) per share	335,640,275	328,484,502
Weighted average number of ordinary shares used in computing diluted income/(loss) per share	335,640,275	328,484,502
Net loss per share attributable to ordinary shareholders-basic from continuing operations	$ (0.04)	$ (0.01)
Net loss per share attributable to ordinary shareholders-diluted from continuing operations	(0.04)	(0.01)
Net income/(loss) per share attributable to ordinary shareholders-basic from discontinued operations	(0.09)	0.07
Net income/(loss) per share attributable to ordinary shareholders-diluted from discontinued operations	$ (0.09)	$ 0.07
Comprehensive income/(loss):
Net income/(loss)	$ (42,556)	$ 18,738
Other comprehensive income/(loss)
Foreign currency translation adjustments	9,082	(4,324)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	(2,727)
Total comprehensive income/(loss)	$ (36,201)	$ 14,414
ADS
Operating expenses:
Net loss per share attributable to ordinary shareholders-basic from continuing operations	$ (2.30)	$ (0.77)
Net loss per share attributable to ordinary shareholders-diluted from continuing operations	(2.30)	(0.77)
Net income/(loss) per share attributable to ordinary shareholders-basic from discontinued operations	(5.31)	4.19
Net income/(loss) per share attributable to ordinary shareholders-diluted from discontinued operations	$ (5.31)	$ 4.19